SEI INSTITUTIONAL INVESTMENTS TRUST

Opportunistic Income Fund
(the "Fund")

Supplement Dated August 9, 2021
to the Prospectus dated September 30, 2020, as amended on November 13, 2020,
November 24, 2020, February 2, 2021, February 12, 2021 and July 2, 2021 and
Statement of Additional Information (the "SAI"), dated September 30, 2020, as amended on
November 24, 2020, February 2, 2021, February 12, 2021, July 2, 2021 and July 27, 2021

This Supplement provides new and additional information beyond that contained in the Prospectus and SAI, and should be read in conjunction with such Prospectus and SAI.

The Prospectus and SAI are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Effective immediately, Schroder Investment Management North America Inc. no longer serves as a sub-adviser to the Fund. As such, all references to Schroder Investment Management North America Inc. are hereby deleted from the Prospectus and SAI.

There are no other changes to the Prospectus or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1352 (08/21)